FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Summary of Financial Assets and Liabilities

The Company's financial assets and liabilities are as follows:

	Note	12/31/2024	12/31/2023
Assets
Fair value through profit or loss
Cash and cash equivalents	5.2	2,122,442	3,298,142
Marketable securities	5.3	3,386,301	3,503,961
Derivative financial instruments	5.6	3,799,328	2,546,799
Other financial assets		4,495	3,113
		9,312,566	9,352,015
Amortized cost
Cash and cash equivalents	5.2	14,781,100	11,360,339
Trade receivables	5.7	3,995,734	3,444,636
Restricted cash	5.3	174,303	203,252
Receivables from related parties	5.8	399,889	340,091
Sectorial financial assets	5.10	731,642	548,700
Dividends and interest on equity receivable	17	153,548	255,777
		20,236,216	16,152,795
Total		29,548,782	25,504,810
Liabilities
Amortized cost
Loans, borrowings and debentures		(38,161,392)	(33,952,162)
Trade payables	5.9	(5,187,849)	(4,184,525)
Consideration payable		(246,256)	(203,094)
Other financial liabilities(i)		(1,067,839)	(476,895)
Leases	5.5	(6,509,753)	(5,275,794)
Railroad concession payable	13	(3,721,190)	(3,565,373)
Related parties payable	5.8	(417,488)	(323,238)
Dividends payable	17	(96,722)	(549,054)
Reduction of capital payable		(486,285)	—
Sectorial financial liabilities	5.10	(2,040,239)	(1,810,698)
Installment of tax debts	14	(254,302)	(217,348)
		(58,189,315)	(50,558,181)
Fair value through profit or loss
Loans, borrowings and debentures		(28,294,034)	(22,952,492)
Derivative financial instruments	5.6	(3,470,204)	(3,415,145)
		(31,764,238)	(26,367,637)
Total		(89,953,553)	(76,925,818)

(i)	The Company's subsidiaries adopt strategies to optimize working capital efficiency, including extending payment terms with their suppliers and entering into structured payment agreements (also known as reverse factoring or drawn risk) with financial institutions.
At Rumo, these operations relied on top-tier funds and banks as counterparties, at an average rate of 11.05% p.a. (12.42% p.a. on December 31, 2023). The average term of these operations is approximately 35 days (111 days at December 31, 2023). The accounting transfer of amounts from the suppliers account to this item is a non-cash transaction and is therefore not presented in the Cash Flow Statement. The liquidation flow of the balance, in turn, is classified under operating or investment activities, according to the classification of the object of the purchase. The financial charges embedded in the transaction are recorded in “Interest on Commercial Contracts” of the financial result, totaling R$48,275 in the year ended December 31, 2024 (R$91,597 on December 31, 2023).
The settlement flow of the balance of credits assigned by suppliers to financial agents is classified in the Statement of Cash Flows under operating activities, as it better represents cash expenditure from the perspective of the Company's operations.
At Comgás, on December 31, 2024, the balance of receivables in advance from suppliers to financial institutions was R$132,999 (R$133,937 on December 31, 2023). The payment period for these operations is up to 90 days.
The drawn risk operation is an option for the supplier and does not alter the commercial conditions established between the parties (term and value of the service). Suppliers anticipate receivables by accepting the terms, including the fees for anticipating these operations. The Company has no influence over the supplier's decision, nor does it receive any benefit from the bank in this operation.

Schedule Of Financial Clauses

The Company and its subsidiaries are required to comply with the following financial clauses per the terms of the main loan lines:

Company	Debt	Triggers	Ratios
Cosan Corporate
Cosan Luxembourg S.A.	* Senior Notes 2027	Proforma net debt (iv) / pro forma EBITDA (iv) cannot exceed 3.5x	2.57
	* Senior Notes 2029
	* Senior Notes 2030
	* Senior Notes 2031
Compass
Comgás S.A.	* 4th issue debenture	Short-term debt / total debt (iii) cannot exceed 0.6x	0.16
Comgás S.A.	* Debenture 4th to 12th issues	Net debt (ix) / EBITDA (ii) cannot exceed 4.0x	1.80
	* BNDES
	* Loan 4131
Compagas	* 4th issue debenture	Net debt / EBITDA (ii) cannot exceed 3.5x	2.50
Sulgás	* BNDES	Net debt (x) / EBITDA (ii) cannot exceed 3.5x	0.35
		General indebtedness ratio (Total liabilities (xi) / Total liabilities (xii)) may not exceed 0.8	0.73
Necta	* 1st issue debenture	Net debt (x) / EBITDA (ii) cannot exceed 4.0x	(1.48)
Moove
MLH	*Syndicated Loan	Net debt (i) / EBITDA (ii) cannot exceed 3.5x at the end of each quarter	1.73
		ICSD (viii) cannot be less than 2.5x at the end of each quarter	5.78
Rumo
Rumo S.A.	* Debenture (11th, 12th, 13th and 14th) (vi)	ICJ (vii) = EBITDA(ii) / Financial result (v) cannot be less than 2.0x	5.74
	* ECA
Rumo S.A.	* NCE	Net debt (i) / EBITDA (ii) cannot exceed 3.5x	1.43
	* ECA
	* Senior Notes 2028
	* Senior Notes 2032
	* Debentures (vi)
Brado	* NCE	Net debt (i) / EBITDA (ii) cannot exceed 3.3x	0.72

(i)	Net debt consists of the balance of loans, borrowings and debentures (“Gross Debt”), net of cash and cash equivalents, marketable securities and derivative financial instruments on debt.
(ii)	Corresponds to the accumulated EBITDA for the last twelve months.
(iii)	Total debt means the sum of current and non-current loans, borrowings and debentures, and current and non-current derivative financial instruments.
(iv)	Net debt and pro forma EBITDA, including the equivalent of 50% of joint venture financial information as determined in the agreements. Pro forma EBITDA corresponds to the accumulated period of the last 12 months. For the covenants of the Senior Notes, the amounts of the unrestricted subsidiaries are excluded.
(v)	The financial result of net debt is composed of the cost of net debt.
(vi)	The 11th, 12th, 13th and 14th debentures have a contractual leverage covenant limited to 3.0x. However, they have a waiver that allows the issuer to exceed this ratio up to a limit of 3.5x until December 31, 2027.
(vii)	Interest Coverage Ratio (Índice de Cobertura de Juros) (“ICJ”).
(viii)	Debt Service Coverage Ratio (Índice de Cobertura do Serviço da Dívida) (“ICSD”).
(ix)	Net debt consists of the balance of current and non-current debt, net of cash and cash equivalents and marketable securities.
(x)	Net debt consists of the balance of current and non-current indebtedness, including the net balance of derivative operations, net of cash and cash equivalents and marketable securities.
(xi)	Total liabilities correspond to the sum of current and non-current liabilities.
(xii)	Total liabilities correspond to the sum of current liabilities, non-current liabilities and shareholders' equity.

Summary of Cash and Cash Equivalents
	12/31/2024	12/31/2023
Cash and bank accounts	958,738	209,479
Savings account	485,393	431,011
Financial Investments	15,459,411	14,017,991
	16,903,542	14,658,481

Summary of Financial Investments

Financial investments include the following:

	12/31/2024	12/31/2023
Applications in investment funds
Repurchase Agreements (i)	1,493,278	3,259,210
Certificate of bank deposits - CDB	604,398	—
Other investments	24,766	38,932
	2,122,442	3,298,142

Applications in banks
Repurchase agreements	236,101	616,633
Certificate of bank deposits - CDB	12,102,078	9,807,983
Other	998,790	295,233
	13,336,969	10,719,849
	15,459,411	14,017,991

(i)	The repurchase agreements are allocated to the WG Renda Fixa Crédito Privado Fundo de Investimento (“WG”), which was created in the form of an open ended fund and is managed by Itaú Unibanco Asset Management Ltda. (“Itaú Asset”). The fund's portfolio is composed of investments in public bonds and repurchase agreements backed by federal public bonds.

Summary of marketable securities and restricted cash
	12/31/2024	12/31/2023
Marketable securities
Government securities (i)	3,114,578	3,107,813
Certificate of bank deposits (CDB)	158,363	300,142
ESG Funds	113,360	96,006
	3,386,301	3,503,961
Current	3,272,941	3,407,955
Non-current	113,360	96,006
Total	3,386,301	3,503,961
Restricted cash
Securities pledged as collateral	174,303	203,252
	174,303	203,252
Current	28,006	7,860
Non-current	146,297	195,392
Total	174,303	203,252

(i)	The sovereign debt securities declared interest linked to the Special System of Liquidation and Custody (Sistema Especial de Liquidação e Custódia), or “SELIC”, with a yield of approximately 100% of the CDI.

Summary of Carrying Amounts of Loans, Borrowings and Debentures
	Interest			Consolidated
Description	Index	Annual interest rate	Currency	12/31/2024	12/31/2023	Maturity	Objective	Modality
Cosan Corporate
Loan 4131	Prefixed	3.20%	Euro	—	860,658	Oct-25	Investments	Secured
	Prefixed	0.25%	Yen	—	602,487	Oct-25	Investments	Secured
	Prefixed	3.40%	Euro	—	1,954,022	Oct-26	Investments	Secured
	Prefixed	0.25%	Yen	—	1,135,226	Oct-26	Investments	Secured
	Prefixed	3.56%	Euro	—	812,496	Oct-27	Investments	Secured
	Prefixed	0.25%	Yen	—	470,951	Oct-27	Investments	Secured
Perpetual Notes	Prefixed	8.25%	Dollar	3,135,174	2,451,160	Nov-40	Acquisition	Unsecured
Senior Notes Due 2027	Prefixed	7.00%	Dollar	2,475,674	2,016,330	Jan-27	Acquisition	Unsecured
Senior Notes Due 2029	Prefixed	5.50%	Dollar	4,638,597	3,622,922	Sep-29	Acquisition	Unsecured
Senior Notes Due 2030	Prefixed	7.50%	Dollar	3,384,127	2,642,023	Jun-30	Capital management	Unsecured
Senior Notes Due 2031	Prefixed	7.25%	Dollar	3,683,191	—	Jun-31	Capital management	Unsecured
Debentures	CDI + 2.65%	13.33%	Real	—	1,208,141	Aug-25	Investments	Unsecured
	CDI + 1.65%	14.00%	Real	781,715	784,475	Aug-28	Capital management	Unsecured
	CDI + 1.50%	13.83%	Real	406,429	406,471	May-28	Capital management	Unsecured
	CDI + 1.50%	13.83%	Real	722,667	—	Jun-34	Capital management	Unsecured
	CDI + 1.90%	14.28%	Real	1,117,561	1,117,966	May-32	Capital management	Unsecured
	CDI + 2.00%	14.39%	Real	938,451	942,011	Aug-31	Capital management	Unsecured
	CDI + 2.40%	14.84%	Real	1,020,963	1,020,673	Apr-28	Capital management	Unsecured
	CDI + 2.40%	14.84%	Real	999,683	998,542	Jun-28	Capital management	Unsecured
	CDI + 1.80%	14.17%	Real	1,314,009	1,260,684	Jan-31	Capital management	Unsecured
	CDI + 1.00%	13.27%	Real	722,795	—	Jun-29	Capital management	Unsecured
	CDI + 0.50%	12.71%	Real	1,517,668	—	Jan-28	Capital management	Unsecured
	CDI + 0.72%	12.96%	Real	505,999	—	Jan-30	Capital management	Unsecured
	CDI + 1.30%	13.61%	Real	506,361	—	Jan-35	Capital management	Unsecured
	IPCA + 5.75%	10.88%	Real	433,499	412,478	Aug-31	Capital management	Unsecured
Commercial bank notes	CDI + 1.75%	14.11%	Real	548,335	547,755	Dec-28	Capital management	Unsecured
	CDI + 1.80%	14.17%	Real	471,702	448,165	Jan-31	Capital management	Unsecured
				29,324,600	25,715,636
Compass
BNDES	IPCA + 4.10%	9.15%	Real	88,477	112,946	Apr-29	Investments	Secured
	IPCA + 4.10%	9.15%	Real	194,797	140,016	Jan-30	Investments	Secured
	IPCA + 3.25%	8.26%	Real	1,318,111	1,547,664	Jun-34	Investments	Secured
	IPCA + 5.74%	10.87%	Real	1,027,665	893,810	Dec-36	Investments	Secured
	IPCA + 6.01%	11.15%	Real	295,695	304,276	Dec-36	Investments	Secured
	CDI + 1.36%	13.68%	Real	60,000	—	Jan-25	Capital management	Unsecured
	CDI + 0.50%	12.71%	Real	50,000	—	Jan-25	Capital management	Unsecured
Loan 4131	Prefixed	1.36%	Dollar	—	362,774	Feb-24	Capital management	Unsecured
	Prefixed	2.13%	Dollar	1,245,670	943,486	Feb-25	Capital management	Unsecured
	Prefixed	5.74%	Euro	523,634	—	Mar-25	Capital management	Unsecured
	Prefixed	4.04%	Dollar	926,262	734,191	May-26	Capital management	Unsecured
Debentures	CDI + 1.95%	12.55%	Real	—	735,566	Aug-24	Investments	Unsecured
	IPCA + 4.33%	8.95%	Real	—	554,147	Oct-24	Investments	Unsecured
	CDI + 1.20%	13.50%	Real	240,120	—	Oct-25	Investments	Unsecured
	IPCA + 7.36%	12.57%	Real	41,436	80,960	Dec-25	Investments	Unsecured
	CDI + 2.24%	14.66%	Real	208,465	—	Dec-26	Capital management	Unsecured
	CDI + 1.45%	13.27%	Real	—	399,457	Dec-26	Investments	Unsecured
	CDI + 1.55%	13.89%	Real	73,480	—	Jan-27	Investments	Unsecured
	IGPM + 6.10%	13.04%	Real	382,837	359,639	May-28	Capital management	Unsecured
	CDI + 1.08%	13.36%	Real	1,545,857	—	Mar-29	Investments	Unsecured
	CDI + 0.80%	13.05%	Real	1,547,588	—	Mar-29	Capital management	Unsecured
	CDI + 1.55%	13.89%	Real	1,763,476	1,764,022	Nov-30	Investments	Unsecured
	IPCA + 5.12%	10.22%	Real	512,946	550,342	Aug-31	Investments	Unsecured
	IPCA + 6.38%	11.54%	Real	685,420	—	Jul-34	Investments	Unsecured
	IPCA + 5.22%	10.32%	Real	466,173	533,854	Aug-36	Investments	Unsecured
	IPCA + 7.17%	12.37%	Real	588,142	—	Dec-36	Investments	Unsecured
	IPCA + 6.45%	11.61%	Real	662,782	—	Jul-39	Investments	Unsecured
				14,449,033	10,017,150
Moove
Loan 4131	Prefixed	5.50%	Dollar	15,729	31,920	Mar-25	Investments	Unsecured
Working capital	SOFR + 1.50%	1.50%	Dollar	2,346,950	2,175,107	May-27	Acquisition	Unsecured
Working capital	SONIA + 1.30%	1.30%	GBP	272,318	—	Jun-26	Acquisition	Unsecured
Export Credit Note	SOFR+ 1.30%	5.83%	Dollar	316,442	—	Jun-27	Acquisition	Unsecured
Export Prepayment	SOFR-06 + 1.30%	5.66%	Dollar	607,136	—	Jun-27	Acquisition	Unsecured
				3,558,575	2,207,027
Rumo
BNDES	Prefixed	6.00%	Real	—	128,494	Dec-24	Investments	Secured
	Prefixed	3.50%	Real	—	29	Jan-24	Investments	Secured
	URTJLP	9.53%	Real	1,861,658	2,210,390	Jul-31	Investments	Secured
	CDI + 2.07%	13.45%	Real	40,530	52,101	Mar-25	Capital management	Secured
	CDI + 2.25%	13.65%	Real	51,968	60,774	May-26	Capital management	Secured
	CDI + 2.25%	13.65%	Real	50,663	78,965	Feb-26	Capital management	Secured
	CDI + 2.20%	13.60%	Real	77,856	30,252	Mar-26	Capital management	Secured
	SOFR + 1.30%	5.83%	Dollar	25,341	487,544	Jan-25	Capital management	Secured
	CDI + 1.29%	13.65%	Dollar	30,302	—	May-29	Capital management	Secured
Senior Notes Due 2028	Prefixed	5.25%	Dollar	2,631,834	2,178,449	Jan-28	Investments	Secured
Senior Notes Due 2032	Prefixed	4.20%	Dollar	2,418,140	2,066,885	Jan-32	Investments	Secured
Export Credit Agency ("ECA")	Euribor + 0.58%	3.94%	Euro	38,525	48,849	Sep-26	Investments	Secured
Bank Credit	IPCA	5.84%	Real	874,513	954,205	Jan-48	Investments	Secured
ACF	IPCA + 6.48%	11.64%	Real	299,706	—	Aug-42	Investments	Secured
Debenture	IPCA + 3.60%	8.62%	Real	393,127	413,881	Dec-30	Investments	Unsecured
	IPCA + 3.90%	8.94%	Real	1,078,794	1,113,820	Oct-29	Investments	Unsecured
	IPCA + 4.00%	9.04%	Real	957,843	1,077,140	Dec-35	Investments	Unsecured
	IPCA + 4.50%	9.57%	Real	1,520,069	1,596,910	Jun-31	Investments	Unsecured
	IPCA + 4.54%	9.61%	Real	218,865	254,232	Jun-36	Investments	Unsecured
	IPCA + 4.68%	9.76%	Real	248,085	396,201	Feb-26	Investments	Unsecured
	IPCA + 4.52%	11.33%	Real	711,764	773,556	Jun-31	Investments	Unsecured
	IPCA + 5.73%	10.86%	Real	480,383	551,709	Oct-33	Investments	Unsecured
	IPCA + 5.99%	11.13%	Real	452,451	470,177	Jun-32	Investments	Unsecured
	IPCA + 6.80%	11.98%	Real	938,970	1,004,762	Apr-30	Investments	Unsecured
	CDI + 1.30%	11.84%	Real	—	759,390	Aug-24	Investments	Unsecured
	CDI + 1.79%	13.65%	Real	—	753,435	Jun-24	Investments	Unsecured
	IPCA + 5.76%	10.89%	Real	714,229	753,439	Aug-29	Investments	Unsecured
	IPCA + 6.18%	10.91%	Real	655,641	749,252	May-33	Investments	Unsecured
	IPCA + 5.80%	10.93%	Real	469,906	—	Mar-34	Investments	Unsecured
	IPCA + 5.93%	11.07%	Real	565,235	—	Mar-39	Investments	Unsecured
	IPCA + 6.42%	11.33%	Real	489,270	—	Jun-34	Investments	Unsecured
	IPCA + 6.53%	11.33%	Real	133,846	—	Jun-39	Investments	Unsecured
	IPCA + 6.05%	11.19%	Real	693,704	—	Aug-36	Investments	Unsecured
				19,123,218	18,964,841

Total				66,455,426	56,904,654

Current				4,403,148	4,882,398
Non current				62,052,278	52,022,256

Summary of Loans, borrowings and debentures

Loans, borrowings and debentures that are classified as non-current have the following maturities:

	Consolidated
	Funding costs	12/31/2024	12/31/2023
1 to 2 years	(43,154)	2,552,535	4,800,498
2 to 3 years	(128,908)	7,551,156	6,255,752
3 to 4 years	(85,987)	10,000,615	6,626,698
4 to 5 years	(89,779)	12,429,311	7,554,468
5 to 6 years	(53,072)	7,948,395	8,143,128
6 to 7 years	(41,538)	6,100,666	6,777,099
7 to 8 years	(44,524)	6,421,275	2,599,593
Over 8 years	(120,306)	9,048,325	9,265,020
	(607,268)	62,052,278	52,022,256

Schedule of movements in loans, borrowings and debentures
Consolidated
Balance as of January 1, 2023	52,987,216
Proceeds	12,785,628
Repayment of principal	(8,054,763)
Payment of interest	(3,552,292)
Payment of interest on work in progress	(288,569)
Interest, exchange rate and fair value	3,027,434
Balance as of December 31, 2023	56,904,654
Proceeds	16,983,225
Repayment of principal	(12,187,560)
Payment of interest	(4,759,976)
Payment of interest on work in progress	(128,520)
Business combination	285,033
Interest, exchange rate and fair value	9,358,570
Balance as of December 31, 2024	66,455,426

Summary of lease liabilities
Consolidated
Balance as of January 1, 2023	3,532,158
Additions	1,923,138
Write-offs	(15,329)
Settlement interest and foreign exchange variation	458,507
Repayment of principal	(490,012)
Payment of interest	(236,948)
Monetary adjustment	104,280
Balance as of December 31, 2023	5,275,794
Additions	999,553
Write-offs	(9,933)
Settlement interest and foreign exchange variation	1,120,882
Repayment of principal	(694,340)
Payment of interest	(377,269)
Monetary adjustment	174,662
Business combination (i)	20,404
Balance as of December 31, 2024	6,509,753

Current	1,007,533
Non-current	5,502,220
6,509,753

(i)	Lease liabilities identified in the acquisition of Compagas, see note 9.2.

Summary of impacts on income during the year that were recorded for other lease agreements that were not included in the measurement of lease liabilities
	12/31/2024	12/31/2023	12/31/2022
Variable lease payments not included in the recognition of lease obligations	71,932	43,115	56,612
Expenses related to short-term leases	27,664	37,739	14,986
Low asset leasing costs, excluding short-term leases	10,005	5,376	1,445
	109,601	86,230	73,043

Summary of Derivative Financial Instruments
	Notional		Fair value
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Exchange rate derivatives
Forward agreements(i)	1,042,896	6,716	28,392	(147)
FX option agreements	411,000	363,098	3,096	30,677
	1,453,896	369,814	31,488	30,530
Commodity derivatives
Forward contract - NDF	21,174	28,494	(7,158)	4,333
	21,174	28,494	(7,158)	4,333
Foreign exchange and interest rate risk
Swap agreements (interest rate) (ii)	6,453,930	7,209,400	(364,783)	(10,686)
Swap agreements (interest and FX) (iii)	20,195,459	18,260,969	1,912,553	(1,546,736)
Forward agreements (interest and FX)(iv)	—	8,985,594	—	(939,559)
Swap agreements (interest and inflation) (ii)	12,247,351	14,307,844	(246,660)	853,639
	38,896,740	48,763,807	1,301,110	(1,643,342)
Share price risk
Swap agreements - (TRS)(v)	1,817,821	1,775,341	(1,073,657)	88,297
Call Spread(iv)	4,667,709	5,594,212	77,341	366,296
Collar (Vale Shares)	—	13,114,720	—	285,540
	6,485,530	20,484,273	(996,316)	740,133
Total financial instruments			329,124	(868,346)
Current assets			905,341	202,399
Non-current assets			2,893,987	2,344,400
Current liabilities			(2,504,117)	(1,250,520)
Non-current liabilities			(966,087)	(2,164,625)
Total			329,124	(868,346)

(i)	To hedge exposures and expenses in foreign currency, the Company and its subsidiaries have foreign exchange forward agreements and/or options indexed to foreign exchange.
(ii)	The Company structured derivatives to protect against exposure to pre-fixed interest in Reais in order to convert such debt into post-fixed debt. In interest rate and inflation swap transactions, the Company positions itself as assets in the Índice Nacional de Preços ao Consumidor Amplo (“IPCA”) plus fixed interest and liabilities at a percentage of the CDI.
(iii)	The Company and its subsidiary Rumo carry out interest rate and foreign exchange swap transactions, in which the companies position themselves as assets in US dollars plus fixed interest and liabilities at a percentage of the CDI.
(iv)	The Company structured derivatives, to protect against price fluctuations in Vale's shares.
(v)

The Company entered into TRS derivative contracts with commercial banks. Through the TRS, with financial settlement, Cosan will receive the return on the variation in the price of CSAN3 shares, adjusted by dividends for the period, and will pay annual interest referenced to CDI plus spread. The equivalent contracted amount of CSAN3 shares with TRS was 110,995,312 shares, and the total initial value was R$1,817,821. On December 31, 2024, the result of the mark-to-market, recorded in the Company's financial expense, was R$1,073,657 (compared to financial income of R$83,390 on December 31, 2023).

Schedule of derivative debt and non-debt derivative financial instruments

Below, we present the breakdown of the registration value of debt and non-debt derivative financial instruments:

	12/31/2024	12/31/2023
Derivative financial instruments	1,319,512	(990,764)
Non-derivative financial instruments	(990,388)	122,418
	329,124	(868,346)

Summary of designated as hedging instruments
		Registered value		Accumulated fair value adjustment
	Notional	12/31/2024	12/31/2023	12/31/2024	12/31/2023
FX rate risk hedge
Designated items
PPE - (Moove)	(536,300)	(620,690)	—	(13,554)	—
NCE - (Moove)	(269,870)	(320,606)	—	(4,164)	—
Senior notes 2028 (Rumo Luxembourg)	(2,791,600)	(2,631,834)	(2,178,449)	(254,278)	167,874
Senior notes 2032 (Rumo Luxembourg)	(2,259,375)	(2,418,140)	(2,066,885)	(213,825)	126,408
NCE U.S.$ (Rumo Malha Norte)	(120,850)	(25,341)	(487,544)	(134,810)	3,147
Total debt	(5,977,995)	(6,016,611)	(4,732,878)	(620,631)	297,429

Derivative financial instruments
PPE - (Moove)	536,300	66,126	—	66,126	—
NCE - (Moove)	269,870	28,452	—	28,452	—
Swaps Senior Notes 2028 (Rumo Luxembourg)	2,791,600	(50,047)	(460,939)	(410,893)	42,265
Swaps Senior Notes 2032 (Rumo Luxembourg)	2,259,375	112,984	(239,630)	(352,614)	110,644
Swap exchange rate and interest (Rumo Malha Norte)	120,850	(98,758)	5,293	104,049	(5,293)
Total derivatives	5,977,995	58,757	(695,276)	(564,880)	147,616
Total	—	(5,957,854)	(5,428,154)	(1,185,511)	445,045

		Registered value		Accumulated fair value adjustment
	Notional	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Interest rate risk hedge
Designated items
BNDES Project VIII (Comgás)	(791,665)	(678,785)	(803,990)	100,511	54,807
Debenture (Rumo)	(10,189,275)	(9,719,039)	(7,973,671)	(1,375,324)	397,073
ACF (Rumo)	(312,528)	(299,706)	—	(13,635)	—
Finem (Rumo)	(22,516)	(25,764)	(36,301)	(40,521)	971
CCB (Rumo)	(943,032)	(874,513)	(954,205)	(49,978)	(10,088)
Total debt	(12,259,016)	(11,597,807)	(9,768,167)	(1,378,947)	442,763
Derivative financial instruments
Swaps 5th issue - single series (Comgás)	—	—	—	—	(221,000)
BNDES Project VIII (Comgás)	791,665	(101,565)	(56,085)	(45,480)	34,108
Swaps Debenture (Rumo)	10,189,275	(360,998)	559,964	920,964	(708,626)
ACF (Rumo)	312,528	(13,864)	—	13,864	—
Finem (Rumo)	22,516	938	1,600	662	(2,158)
CCB (Rumo)	943,032	(63,659)	(15,221)	48,438	8,245
Derivative total	12,259,016	(539,148)	490,258	938,448	(889,431)
Total	—	(12,136,955)	(9,277,909)	(440,499)	(446,668)

Schedule of fair value option of financial instruments

The Company chose to designate the hedged liabilities (hedge objects) to be recorded at fair value through profit or loss. Considering that derivative instruments are always accounted for at fair value through profit or loss, the accounting effects are the same as those that would be obtained through hedging documentation:

			Registered Value		Accumulated fair value
		Notional	12/31/2024	12/31/2023	12/31/2024	12/31/2023
FX rate risk
Items
Senior Notes 2027 (Cosan Luxembourg)	U.S.$+7.00%	(2,427,382)	(2,475,674)	(2,016,330)	(1,540,318)	528,855
Export Credit Agreement (Rumo)	EUR + 0.58%	(25,369)	(38,525)	(48,849)	(713)	(1,444)
Scotiabank 2021	U.S.$ + 1.60%		—	(362,774)	—	2,106
Scotiabank 2022	U.S.$ + 2.51%	(1,097,400)	(1,245,669)	(943,486)	3,580	33,324
Scotiabank 2023	U.S.$ + 4.76%	(749,310)	(926,262)	(734,191)	5,920	(5,468)
BNP Paribas 2024	EUR + 5.74%	(504,226)	(523,634)	—	(19,408)	—
Total		(4,803,687)	(5,209,764)	(4,105,630)	(1,550,939)	557,373

Derivative instruments
Swap Senior Notes 2027 (Cosan Luxembourg)	BRL + 114.66% CDI	2,427,382	217,523	(46,214)	1,494,564	(379,397)
FX and interest rate swaps (Rumo)	BRL + 108,00% CDI	25,369	12,253	9,316	(2,937)	6,153
Scotiabank 2021	CDI + 1.25%	—	—	(63,184)	—	(12,939)
Scotiabank 2022	CDI + 1.20%	1,097,400	95,971	(212,180)	308,150	(51,811)
BNP Paribas 2024	CDI + 1.35%	504,226	55,805	—	347,714	—
Scotiabank 2018	107.90% CDI	—	—	—	—	(123,760)
Scotiabank 2023	CDI + 1.30%	749,310	169,185	(22,611)	191,795	(22,611)
Total derivatives		4,803,687	550,737	(334,873)	2,339,286	(584,365)
Total		—	(4,659,027)	(4,440,503)	788,347	(26,992)

			Registered Value		Accumulated fair value adjustment
		Notional	12/31/2024	12/31/2023	12/31/2024	12/31/2023
FX rate risk
Items
BNDES Projects VI and VII (Comgás)	IPCA + 4,10%	(101,543)	(88,477)	(112,946)	3,288	(150)
BNDES Project VIII (Comgás)	IPCA + 3,25%	(688,876)	(639,325)	(743,674)	39,439	5,967
BNDES Project IX (Comgás)	IPCA + 5,74%	(565,582)	(554,820)	(598,752)	54,110	(19,875)
BNDES Project IX - Sub A (Comgás)	IPCA + 5,74%	(306,207)	(287,962)	—	22,242	—
BNDES Project IX - Sub A (Comgás)	IPCA + 5,74%	(196,598)	(184,883)	—	10,864	—
BNDES Project IX - Sub B (Comgás)	IPCA + 6,01%	(315,186)	(295,695)	—	23,999	—
Debenture 6th issue - single series (Comgás)	IPCA + 4,33%	—	—	(554,148)	—	3,509
Debenture 4th issue - 3rd series (Comgás)	IPCA + 7,36%	(38,273)	(41,436)	(80,960)	718	(708)
Debenture 9th issue - 1st series (Comgás)	IPCA + 5,12%	(500,000)	(512,946)	(550,342)	88,728	19,868
Debenture 11th issue - 1st series (Comgás)	IPCA + 6,38%	(750,000)	(685,420)	—	72,780	—
Debenture 9th issue - 2nd series (Comgás)	IPCA + 5,22%	(500,000)	(466,173)	(533,854)	133,379	34,919
Debenture 12th issue - single series (Comgás)	IPCA + 7,17%	(600,000)	(588,142)	—	(10,096)	—
Debenture 11th issue - 2nd series (Comgás)	IPCA + 6,45%	(750,000)	(662,782)	—	85,912	—
Debentures (Rumo)	IPCA + 4,68%	(180,000)	(248,085)	(396,201)	(59,916)	13,474
Debentures (Rumo)	IPCA + 4,50%	(600,000)	(755,061)	(774,939)	(96,457)	34,721
Total		(6,092,265)	(6,011,207)	(4,345,816)	368,990	91,725
Derivative instruments
BNDES Projects VI and VII (Comgás)	87.50% CDI	101,543	(3,332)	64	(3,396)	2,110
BNDES Project VIII (Comgás)	91.90% CDI	688,876	(39,834)	(6,578)	(33,256)	14,461
BNDES Project IX (Comgás)	98.90% CDI	565,582	1,394	46,904	(45,510)	53,536
BNDES Project IX - Sub A (Comgás)	98.49% CDI	306,207	(14,383)	—	(14,383)	—
BNDES Project IX - Sub A (Comgás)	92.35% CDI	196,598	(8,929)	—	(8,929)	—
BNDES Project IX - Sub B (Comgás)	95.55% CDI	315,186	(15,994)	—	(15,994)	—
Debenture 6th issue - single series (Comgás)	89.90% CDI	—	—	20,116	—	30,535
Debenture 4th issue - 3rd series (Comgás)	112.49% CDI	38,273	3,203	4,567	(1,364)	5,345
Debenture 9th issue - 1st series (Comgás)	109.20% CDI	500,000	5,192	42,093	(36,901)	59,798
Debenture 11th issue - 1st series (Comgás)	100.45% CDI	750,000	(71,755)	—	(71,755)	—
Debenture 9th issue - 2nd series (Comgás)	110.60% CDI	500,000	(39,535)	26,901	(66,436)	67,342
Debenture 12th issue - single series (Comgás)	95.66% CDI	600,000	10,424	—	10,424	—
Debenture 11th issue - 2nd series (Comgás)	99.70% CDI	750,000	(84,963)	—	(84,963)	—
Debentures (Rumo)	107.00% CDI	180,000	60,419	81,885	21,466	(5,691)
Debentures (Rumo)	103.00% CDI	600,000	130,505	147,429	16,924	(73,337)
Total derivatives		6,092,265	(67,588)	363,381	(334,073)	154,099
Total		—	(6,078,795)	(3,982,435)	34,917	245,824

Schedule of cash flow hedge

a) Composition

Financial instruments	Subsidiary	Risk	Unit	Notional R$	Fair value 12/31/2024	Book value 12/31/2024	(-) Deferred taxes	Effect on shareholders' equity 12/31/2024
Leasing	Compass	FX rate	BRL	(1,783,341)	446,224	446,224	(151,716)	294,508
Effect on finance position				(1,783,341)	446,224	446,224	(151,716)	294,508

b) Changes

Financial instruments	Net operating revenue	Net financial result	Comprehensive income	Realized gains
Derivative futures (BRENT)	(5,149)	(17,880)	—	23,029
Leasing	(6,937)	(486)	446,224	—
December 31, 2024	(12,086)	(18,366)	446,224	23,029

Summary of Trade Receivables
	12/31/2024	12/31/2023
Domestic market	3,220,315	2,790,623
Unbilled receivables (i)	853,993	782,813
Foreign market - foreign currency	134,127	32,308
	4,208,435	3,605,744
Expected credit losses	(212,701)	(161,108)
	3,995,734	3,444,636
Current	3,730,364	3,330,488
Non-current	265,370	114,148
Total	3,995,734	3,444,636

(i)	Unbilled revenue refers to the portion of the monthly gas supply for which measurement and billing have not been completed, however already recorded in the balance sheet in accordance with the Company's accounting policy.

Summary of Ageing analysis of Trade Receivables

The aging of accounts receivable is as follows:

	12/31/2024	12/31/2023
Not overdue	3,615,094	3,181,795
Overdue
Up to 30 days	280,392	203,143
From 31 to 60 days	74,817	48,968
From 61 to 90 days	27,198	18,146
More than 90 days	210,934	153,692
Expected credit losses	(212,701)	(161,108)
	3,995,734	3,444,636

Summary of Changes in Allowance for Doubtful Accounts

Changes in the expected credit losses are as follows:

Consolidated
Balance as of January 1, 2023	(154,618)
Provision / reversal	(31,053)
Foreign exchange	1,353
Write-offs	23,210
Balance as of December 31, 2023	(161,108)
Corporate reorganization (Note 9.2)	(17,606)
Provision / reversal	(54,882)
Write-offs	20,895
Balance as of December 31, 2024	(212,701)

Summary of Receivables from and Payables to Related Parties

a) Accounts receivable and payable with related parties:

	Consolidated
	12/31/2024	12/31/2023
Current assets
Commercial operations
Raízen S.A. (i)	72,518	63,004
CLI Sul S.A.	19,458	21,633
Aguassanta Participações S.A.	—	88
Termag - Terminal Marítimo de Guarujá S.A.	14,286	9,286
Associação Gestora da Ferrovia Interna do Porto de Santos (AG-FIPS)	36,985	—
Vale S.A.	3,321	5,000
Radar Gestão de Investimentos S.A.	565	—
Norgás S.A.	—	8,976
Other	3,052	452
	150,185	108,439
Financial and corporate operations
Raízen S.A. (i)	45,173	36,032
Ligga S.A. (ii)	—	107,000
Other	1,705	—
	46,878	143,032
Total current assets	197,063	251,471

Non-current assets
Commercial operations
Termag - Terminal Marítimo de Guarujá S.A.	21,438	36,952
	21,438	36,952
Financial and corporate operations
Raízen S.A. (i)	26,920	46,935
Ligga S.A. (ii)	154,468	—
Other	—	4,733
	181,388	51,668
Total non-current assets	202,826	88,620
Related parties receivables	399,889	340,091

	Consolidated
	12/31/2024	12/31/2023
Current liabilities
Commercial operations
Raízen S.A. (i)	303,656	232,713
Termag - Terminal Marítimo de Guarujá S.A.	8,149	10,500
Associação Gestora da Ferrovia Interna do Porto de Santos (AG-FIPS)	45,119	—
Aguassanta Participações S.A.	—	984
Vale S.A.	—	4,000
Other	1,932	39,542
	358,856	287,739
Financial and corporate operations
Raízen S.A. (i)	57,554	34,421
Total current liabilities	416,410	322,160
Non-current liabilities
Financial and corporate operations
Raízen S.A. (i)	1,078	1,078
Payables to related parties	417,488	323,238

(i)

Current and non-current assets receivable from Raízen S.A. and its subsidiaries are, substantially, tax credits that will be reimbursed to the Company when realized. The preferred shares are used by Raízen to reimburse Cosan, with preferred dividends, when the net operating loss is consumed in Raízen. Current liabilities represent Cosan S.A.'s obligation to reimburse Raízen S.A. and its subsidiaries for expenses related to settled legal disputes and other liabilities incurred prior to the formation of the joint venture.

(ii)	Balance of financial operation between the Company and Ligga S.A. calculated at 120% of the CDI rate.

Summary of Related Party Transactions

b) Transactions with related parties:

	12/31/2024	12/31/2023	12/31/2022
Operating income
Raízen S.A. (i)	1,294,971	974,612	908,588
Elevações Portuárias S.A.	12,375	15,434	—
Vale S.A.	46,350	56,000	—
Other	—	—	6,910
	1,353,696	1,046,046	915,498
Purchase of products / inputs / services
Raízen S.A. (i)	(3,129,874)	(2,251,896)	(2,528,022)
Elevações Portuárias S.A.	—	(16,536)	—
Vale S.A.	(4,544)	(52,000)	—
Other	—	(74,785)	—
	(3,134,418)	(2,395,217)	(2,528,022)
Shared income (expenses)
Elevações Portuárias S.A.	—	(753)	—
Raízen S.A.	(30,156)	(83,054)	(68,120)
Other	(22)	(2)	96
	(30,178)	(83,809)	(68,024)
Finance result
Raízen S.A.	—	—	(106)
Other	4,808	—	(92)
	4,808	—	(198)
Total	(1,806,092)	(1,432,980)	(1,680,746)

(i) The amount is related to the purchase of fuels and provision of logistics transport by the subsidiary Rumo.

Summary of Officers' and Directors' Compensation
	12/31/2024	12/31/2023	12/31/2022
Short-term benefits to employees and directors	175,487	207,026	160,020
Share-based compensation	67,569	97,510	77,210
Post-employment benefits	2,369	2,888	2,039
Long-term benefits to officers and directors	1,645	60,781	26,563
Other long-term benefits	5,981	—	—
	253,051	368,205	265,832

Summary of carrying amounts of trade payables
	12/31/2024	12/31/2023
Material and services suppliers	4,205,516	3,110,114
Natural gas(i)/ transport and logistics suppliers	982,333	1,074,411
	5,187,849	4,184,525

Current	5,168,593	3,920,273
Non-current	19,256	264,252
Total	5,187,849	4,184,525

(i) The open balance of natural gas supply primarily refers to the natural gas supply contracts with Petróleo Brasileiro S.A. (“Petrobras”).

Schedule of changes in net sector financial asset (liability)

The movement of net sectoral financial assets (liabilities) was as follows:

	Sectorial assets	Sectorial liabilities (iv)	Total
Balance as of January 1, 2023	342,333	(1,616,616)	(1,274,283)
Cost of gas (i)	27,954	—	27,954
Tax credits	12,425	(47,144)	(34,719)
Monetary update (ii)	49,098	(146,938)	(97,840)
Deferral of IGP-M (iii)	116,890	—	116,890
Balance as of December 31, 2023	548,700	(1,810,698)	(1,261,998)
Cost of gas (i)	(12,437)	(2,210)	(14,647)
Tax credits	—	(65,710)	(65,710)
Monetary update (ii)	71,981	(161,621)	(89,640)
Deferral of IGP-M (iii)	117,418	—	117,418
Business combination	5,980	—	5,980
Balance as of December 31, 2024	731,642	(2,040,239)	(1,308,597)

Current	221,947	(64,718)	157,229
Non-current	509,695	(1,975,521)	(1,465,826)
Total	731,642	(2,040,239)	(1,308,597)

(i)	Refers to the difference between the cost of gas purchased and that contained in tariffs, which is fully classified as current assets since the regulator's deliberation calls for annual tariff recovery for the residential and commercial segments and quarterly tariff recovery for the other segments.
(ii)	Recalculation of the gas current account and extemporaneous credit using the SELIC rate.
(iii)	Appropriation of the deferral of the IGP-M for the residential and commercial segments.
(iv)	The ARSESP's conclusion on the refund to consumers of PIS and COFINS credits resulting from the exclusion of ICMS from the calculation base has been extended to May 20, 2025, in accordance with Resolution No. 1573 of September 23, 2024. Until ARSESP defines the next steps and the restitution schedule, the Company is keeping the amounts accrued as non-current sector liabilities.

Summary of carrying amounts and fair value of financial assets and financial liabilities

The carrying amounts and fair value of consolidated assets and liabilities are as follows:

		Carrying amount		Assets and liabilities measured at fair value
		12/31/2024	12/31/2023	12/31/2024			12/31/2023
	Note			Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Investment funds	5.2	2,122,442	3,298,142	—	2,122,442	—	—	3,298,142	—
Marketable securities	5.3	3,386,301	3,503,961	—	3,386,301	—	—	3,503,961	—
Other financial assets		4,495	3,113	4,495	—	—	3,113	—	—
Investment properties (i)	11.5	16,818,919	15,976,126	—	—	16,818,919	—	—	15,976,126
Derivate financial instruments	5.6	3,799,328	2,546,799	—	3,799,328	—	—	2,546,799	—
Total		26,131,485	25,328,141	4,495	9,308,071	16,818,919	3,113	9,348,902	15,976,126
Liabilities
Loans, financing and debentures(ii)	5.4	(66,455,426)	(56,904,654)	—	(28,294,034)	—	—	(22,952,492)	—
Derivative financial instruments	5.6	(3,470,204)	(3,415,145)	—	(3,470,204)	—	—	(3,415,145)	—
Total		(69,925,630)	(60,319,799)	—	(31,764,238)	—	—	(26,367,637)	—

(i)	The fair value of investment properties was determined using the direct comparative method of market data applied to transactions involving similar properties (type, location, and quality of property) and, to a lesser extent, sales quotes for potential transactions involving comparable assets (level 3). The methodology used to determine fair value incorporates direct comparisons of market information, such as market research, homogenization of values, spot market prices, sales, distances, facilities, access to land, topography and soil, land use (crop type), and rainfall, among other data, in accordance with the standards issued by the Brazilian Association of Technical Standards (Associação Brasileira de Normas Técnicas ("ABNT"). The discount rates used varies between 6.06% p.a. and 10.40% p.a. on December 31, 2024 (11.12% to 11.20% p.a. on December 31, 2023).
(ii)	The fair value of the Company’s loans does not differ significantly from their carrying value except for the debts that are designated at fair value through the result.

Summary of Market Value of Senior Notes that are listed on Luxembourg Stock Exchange
Debt	Company	12/31/2024	12/31/2023
Senior Notes 2028	Rumo Luxembourg S.à r.l.	97.32%	96.41%
Senior Notes 2032	Rumo Luxembourg S.à r.l.	84.30%	85.65%
Senior Notes 2027	Cosan Luxembourg S.A.	99.63%	100.92%

Schedule of exposure to financial risks
Risk	Exposure arising from	Measurement	Management
Market risk - foreign exchange	i. Future commercial transactions. ii. Recognized financial assets and liabilities not denominated in Reais.	i. Cash flow forecasting ii. Sensitivity analysis	Foreign currency
Market risk - interest	Cash and cash equivalents, securities, loans, borrowings and debentures, leases and derivative financial instruments.	Sensitivity analysis	Interest rate swap
Market risk – price	i. Future business transactions ii. Investment in securities	i. Cash flow forecasting ii. Sensitivity analysis	Future price of energy and gas (purchase and sale) i. Derivative protection for valuation and devaluation of shares
Credit risk	Cash and cash equivalents, marketable securities, trade receivables, derivatives, receivables from related parties, dividends and investment property	i. Analysis by maturity ii. Credit ratings	Availability and lines of credit
Liquidity risk	Loans, borrowings and debentures, accounts payable to suppliers, other financial liabilities, REFIS, leases, derivatives, payables to related parties and dividends.	Cash flow forecasting	Availability and lines of credit

Schedule of net exposure to the exchange rate variations on assets and liabilities denominated in U.S. dollar and Euro

The Company had the following net exposure to foreign exchange variation on assets and liabilities denominated in US Dollars, Euros, Yen and Pound Sterling:

	12/31/2024	12/31/2023
Cash and cash equivalents	1,861,070	284,956
Trade and Other receivables	35,807	7,678
Trade payables	(691,312)	(441,768)
Loans, borrowings and debentures	(24,263,167)	(24,861,084)
Leases	(2,121,304)	(1,627,104)
Consideration payable	(246,256)	(203,094)
Derivative financial instruments (notional)	22,576,441	14,182,102
Foreign exchange exposure, net	(2,848,721)	(12,658,314)

Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates Impact on Profit Loss

The probable scenario considers the estimated foreign exchange rates, carried out by a specialized third party, at the maturity of transactions for companies with real functional currency (positive and negative, before tax effects), as follows:

			Scenarios
Instrument	Risk factor	Probable	25%	50%	(25%)	(50%)
Cash and cash equivalents	Low FX rate	698,880	1,177,371	1,651,797	228,521	(245,903)
Trade payables	High FX rate	1,467	(16,731)	(34,929)	19,664	37,862
Derivative financial instruments	Low FX rate	4,243,995	5,859,780	9,412,121	(1,244,902)	(4,797,244)
Loans, borrowings and debentures	High FX rate	(2,397,999)	(6,074,195)	(9,522,767)	827,081	4,277,031
Leases	High FX rate	(1,977,043)	(2,496,896)	(3,016,748)	(1,457,192)	(937,340)
Consideration payable	High FX rate	4,864	12,244	19,625	(2,517)	(9,898)
Effect on profit or loss before tax		574,164	(1,538,427)	(1,490,901)	(1,629,345)	(1,675,492)

Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates
	Exchange rate sensitivity analysis
	12/31/2024	Scenarios
		Probable	25%	50%	(25%)	(50%)
U.S.$	6.1923	6.0700	7.5875	9.1050	4.5525	3.0350
Euro	6.4363	6.2521	7.8151	9.3782	4.6891	3.1261
GBP	7.5268	7.7620	9.7025	11.6430	5.8215	3.8810

Summary of sensitivity analysis on interest rates on loans and financing which impacts on profit or loss

Below is a sensitivity analysis of interest rates on loans and financing and financial assets linked to the CDI rate with 25% and 50% pre-tax increases and decreases:

		Scenarios
Interest rate exposure	Probable	25%	50%	(25%)	(50%)
Cash and cash equivalents	6,883,120	7,428,009	7,972,899	6,338,230	5,793,340
Marketable securities	1,505,149	1,612,733	1,720,320	1,397,562	1,289,977
Restricted cash	70,762	76,708	82,653	64,816	58,870
Lease and concession in installments	(173,652)	(214,221)	(254,790)	(133,084)	(92,515)
Leases liabilities	(1,030,002)	(1,183,797)	(1,335,820)	(877,983)	(724,191)
Derivative financial instruments	(1,211,573)	(2,519,072)	(3,238,465)	(742,121)	350,501
Loans, borrowings and debentures	(19,620,497)	(21,374,512)	(22,586,330)	(18,950,875)	(17,739,057)
Other financial liabilities	(736,049)	(769,441)	(802,834)	(702,657)	(669,264)
Impacts on the income (loss) before taxes	(14,312,742)	(16,943,593)	(18,442,367)	(13,606,112)	(11,732,339)

Summary of probable scenario considers the estimated interest rate

The probable scenario considers the estimated interest rate, made by a specialized third party and the Central Bank of Brazil (Banco Central do Brasil or “BACEN”) as follows:

		Scenarios
	Probable	25%	50%	(25%)	(50%)
SELIC	14.40%	17.99%	21.59%	10.80%	7.20%
CDI	14.30%	17.87%	21.44%	10.72%	7.15%
TJLP462 (TJLP + 1% p.a.)	9.20%	11.25%	13.30%	7.15%	5.10%
TJLP	8.20%	10.25%	12.30%	6.15%	4.10%
IPCA	4.74%	5.93%	7.11%	3.56%	2.37%
IGP-M	4.11%	5.14%	6.16%	3.08%	2.05%
Fed Funds	4.00%	5.00%	6.00%	3.00%	2.00%
SOFR	3.94%	4.92%	5.91%	2.95%	1.97%

Summary of sensitivity analysis on impacts of intrinsic values of the options as shares appreciate or depreciate
		Scenarios
Instrument	Interest	Probable	25%	50%	(25%)	(50%)
VALE3 (Call Spread)	1.34%	77,341	260,420	470,001	27,308	811

Summary of sensitivity analysis considers the closing price of the shares

The sensitivity analysis considers the closing share price as shown below:

		Scenarios
Instrument	Probable	25%	50%	(25%)	(50%)
Net exposure option	(1,166)	226	453	(226)	(453)
Value of the share (CSAN3)	8.16	10.20	12.24	6.12	4.08

Summary of Credit Risk
	12/31/2024	12/31/2023
Cash and cash equivalents	16,903,542	14,658,481
Trade receivables	3,995,734	3,444,636
Marketable securities	3,386,301	3,503,961
Restricted cash	174,303	203,252
Derivative financial instruments	3,799,328	2,546,799
Receivables from related parties	399,889	340,091
Receivable dividends and interest on equity	153,548	255,777
Other financial assets	4,495	3,113
	28,817,140	24,956,110

Summary of Credit Risk Rating
	12/31/2024	12/31/2023
AAA	22,706,407	20,475,536
AA	803,935	172,871
A	571,942	124,932
Not rated	181,190	139,154
	24,263,474	20,912,493

Summary of financial liabilities by due dates based on undiscounted cash flows contracted

The Company's financial liabilities (based on contracted undiscounted cash flows) are categorized by maturity dates as follows:

	12/31/2024					12/31/2023
	Up to 1 year	From 1 to 2 years	From 3 to 5 years	Over 5 years	Total	Total
Loans, borrowings and debentures	(2,040,150)	(2,788,533)	(23,755,704)	(35,985,958)	(64,570,345)	(67,935,471)
Trade payables	(5,168,593)	(5,502,220)	—	—	(10,670,813)	(4,184,525)
Other financial liabilities	(770,103)	—	—	—	(770,103)	(476,895)
Installment of tax debts	(238,151)	(531)	—	(216,203)	(454,885)	(217,267)
Leases	(774,671)	(861,654)	(1,391,789)	(17,920,222)	(20,948,336)	(20,874,841)
Lease and concession in installments	(274,703)	(271,839)	(533,640)	(200,926)	(1,281,108)	(1,137,295)
Payables to related parties	(416,410)	—	—	—	(416,410)	(322,160)
Dividends payable	(96,722)	—	—	—	(96,722)	(549,054)
Consideration payable	(10,837)	(10,837)	(21,673)	(142,275)	(185,622)	(153,595)
Derivative financial instruments	(2,548,753)	(2,377,825)	3,533,512	7,921,505	6,528,439	(4,917,895)
	(12,339,093)	(11,813,439)	(22,169,294)	(46,544,079)	(92,865,905)	(100,768,998)

Schedule of offsetting of financial assets and financial liabilities
	Segment	12/31/2024	12/31/2023
Assets
Credit Linked Notes	Rumo	6,334,168	4,952,781
Time deposit	Cosan Corporate	3,718,105	—
TRS	Cosan Corporate	5,640,466	4,354,191
Total		15,692,739	9,306,972

Liabilities
NCEs	Rumo	(6,334,168)	(4,952,781)
Loan 4131	Cosan Corporate	(3,718,105)	—
Debentures	Cosan Corporate	(5,640,466)	(4,354,191)
Total		(15,692,739)	(9,306,972)

Net		—	—

TRS [Member]
Disclosure of sensitivity analysis on income for the period assuming increase and decrease in interest rates [Line Items]
Summary of sensitivity analysis on interest rates on loans and financing which impacts on profit or loss
Part of the amount shown under derivative financial instruments corresponds to the TRS:
Interest rate exposure	Probable	25%	50%	(25%)	(50%)
Derivative financial instruments	(153)	(192)	(230)	(115)	(77)